BMW Vehicle Lease Trust 2012-1

Collection Period Ending: Previous Payment Date: Current Payment Date:	2/28/13 2/20/13 3/20/13
Accrued Interest Days (30/360):  30
Accrued Interest Days (act/360):  28
Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,208,459,567.63	$936,797,208.07	$911,397,712.15
Aggregate Discounted ALG Residual Value	$745,237,231.53	$691,588,242.94	$684,235,884.61
Reserve Fund	$6,042,297.84	$6,042,297.84	$6,042,297.84

Notes
Class A-1 Notes	$220,000,000.00	-	-
Class A-2 Notes	$353,000,000.00	$277,168,741.30	$251,769,245.38
Class A-3 Notes	$340,000,000.00	$340,000,000.00	$340,000,000.00
Class A-4 Notes	$87,000,000.00	$87,000,000.00	$87,000,000.00
	$1,000,000,000.00	$704,168,741.30	$678,769,245.38

Overcollateralization	$208,459,567.63		$232,628,466.77

Current Collection Period

Beginning Securitization Value	$936,797,208.07
Principal Reduction Amount	25,399,495.92
Ending Securitization Value	$911,397,712.15

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$704,168,741.30
Aggregate Securitization Value (End of Period)	$911,397,712.15
First Priority Principal Distribution Amount	-

Target Note Balance	$678,769,245.38

Target Overcollateralization Amount	$232,628,466.77
Target Overcollateralization Percentage	19.25%

Determination of Available Funds
Collections

Monthly Payments (net of Daily Advance Reimbursements)*	$17,912,030.25
Reallocation Payment	873,038.11
Sale Proceeds	2,598,479.36
Termination Proceeds	9,576,866.76
Recovery Proceeds	181,197.67

Total Collections	$31,141,612.15

Advances
Monthly Payment Advance	$2,642,369.76
Sales Proceeds Advance	-
Total Advances	$2,642,369.76
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$33,783,981.91

Collection Account

Total Available Funds	$33,783,981.91
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	2,327,491.03
Servicing Fees	780,664.34
Note Distribution Account (Interest Due)	416,199.63
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	25,399,495.92
Trustee Fees and Expenses not paid by Servicer	-
Certificate Distribution Account (any remaining payments)	4,860,130.99
Total Distributions from SUBI Collection Account	$33,783,981.91

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	$2,672,030.63
Current Period Monthly Payment Advance	2,642,369.76
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	2,327,491.03
Ending Period Unreimbursed Previous Servicer Advances	$2,986,909.36

Note Distribution Account

Amount Deposited from the Collection Account	$25,815,695.55
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$25,815,695.55

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$704,168,741.30

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor

Class A-1 Notes	-	-	-	-	-	-
Class A-2 Notes	-	$25,399,495.92	$25,399,495.92	$251,769,245.38	72	0.71
Class A-3 Notes	-	-	-	$340,000,000.00	-	1.00
Class A-4 Notes	-	-	-	$87,000,000.00	-	1.00
	-	$25,399,495.92	$25,399,495.92	$678,769,245.38

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000

Class A-1 Notes		0.32532%	-	0.00
Class A-2 Notes		0.59000%	$136,274.63	0.39
Class A-3 Notes		0.75000%	$212,500.00	0.63
Class A-4 Notes		0.93000%	$67,425.00	0.78
			$416,199.63

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover

Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$6,042,297.84
Beginning Period Amount	6,042,297.84
Current Period Deposit	-
Net Investment Earnings	463.54
Reserve Fund Draw Amount	-
Release to Certificateholder	463.54
Ending Period Required Amount	6,042,297.84
Ending Period Amount	$6,042,297.84

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	32,429	27,921
Weighted Average Remaining Term	25.16	14.52
Weighted Average Original Term	34.77	34.71
Weighted Average Seasoning	9.61	20.19

	Units	Securitization Value

Early Terminations	149	$4,506,047.01
Scheduled Terminations	272	$7,410,628.52

	Beginning	Current Period	Cumulative	Cumulative Percent
Credit Losses	$269,572.30	$4,136.62	$273,708.92	0.02%

Residual Value Losses	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	$119,943,445.67	$11,869,727.87	$131,813,173.54
ALG Residual Values	94,384,067.69	10,230,985.61	104,615,053.30
Residual Value Loss / (Gain)	$(25,559,377.98)	$(1,638,742.26)	$(27,198,120.24)

Delinquencies	Units	Securitization Value	Percentage
31-60 Days Delinquent	86	$2,711,783.09	0.30%
61-90 Days Delinquent	18	614,259.59	0.07%
91-120 Days Delinquent	2	65,392.11	0.01%
121 - 150 Days Delinquent	2	75,193.82	0.01%
151 Days or More Delinquent	0	0.00	0.00%

Total 30+ Day Delinquent	108	$3,466,628.62	0.38%

* Includes Pull Ahead amounts